S000080127 [Member] Annual Fund Operating Expenses - Putnam Ultra Short MAC Series	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2028
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.49%)	[2]
Net Expenses (as a percentage of Assets)	0.00%

[1]	The Investment Manager, as defined below, does not charge a management fee to the fund. Shareholders should be aware, however, that the fund is part of separately managed account investment programs, and the Investment Manager will be compensated directly or indirectly by wrap program sponsors or wrap account clients for separately managed account advisory services.
[2]	The Investment Manager has contractually agreed to waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plans, payments under the fund’s investor servicing contract, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, and acquired fund fees and expenses) so that the total annual fund operating expenses will not exceed 0.00% of the fund’s average net assets. Additionally, the Investment Manager has contractually agreed to reduce its fees by an amount equal to the management fees paid by Franklin Templeton affiliated funds with respect to assets the fund invests in such affiliated funds. These obligations may not be modified or discontinued prior to November 30, 2028 without approval of the Board of Trustees.